Other liabilities and provisions - Movements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other liabilities and provisions
Beginning balance	€ 63,242
additions	980
used (amounts charged against the provision)	(1,174)
unused amounts reversed	(25,648)
Ending balance	37,400
Current	€ 37,400	€ 1,922
Non-current		€ 61,320